SUPPLEMENT DATED JUNE 4, 2007
                   TO THE PROSPECTUS DATED APRIL 30, 2007 FOR

                                PERSPECTIVE II(R)

              ISSUED BY JACKSON NATIONAL LIFE INSURANCE COMPANY(R)
                  THROUGH JACKSON NATIONAL SEPARATE ACCOUNT - I

THIS SUPPLEMENT UPDATES THE PROSPECTUS. PLEASE READ AND KEEP IT TOGETHER WITH YOUR COPY OF THE PROSPECTUS FOR FUTURE REFERENCE.

--------------------------------------------------------------------------------

*Under FEES AND EXPENSES TABLES, with the fee table entitled "PERIODIC EXPENSES," please replace the fee chart in footnote 23 with the following.


                  JOINT 5% FOR LIFE GMWB WITH BONUS AND FIVE-YEAR STEP-UP
------------------------ ----------------------------- -------------------------------------

Annual Charge                      Maximum                           Current
------------------------ ----------------------------- -------------------------------------
------------------------ ------------- --------------- ---------------- --------------------
Ages    45 - 49            1.10%/4        1.11%/12         0.65%/4           0.66%/12
        50 - 54            1.25%/4        1.26%/12         0.80%/4           0.81%/12
        55 - 59            1.70%/4        1.71%/12         1.10%/4           1.11%/12
        60 - 64            1.70%/4        1.71%/12         1.10%/4           1.11%/12
        65 - 69            1.45%/4        1.47%/12         0.90%/4           0.90%/12
        70 - 74            1.00%/4        1.02%/12         0.60%/4           0.60%/12
        75 - 80            0.80%/4        0.81%/12         0.55%/4           0.57%/12
------------------------ ------------- --------------- ---------------- --------------------
------------------------ -------------------------------------------------------------------
Charge Basis                                            GWB
------------------------ -------------------------------------------------------------------
------------------------ ------------- --------------- ---------------- --------------------
Charge Frequency          Quarterly       Monthly         Quarterly           Monthly

*Under FEES AND EXPENSES TABLES, with the fee table entitled "FUND OPERATING
EXPENSES," please replace the expenses for the below funds with the following.


                           FUND OPERATING EXPENSES
       (AS AN ANNUAL PERCENTAGE OF THE FUND'S AVERAGE DAILY NET ASSETS)
                                                                                                     FEES AND    ACQUIRED FUND
                                               MANAGEMENT AND      SERVICE                           EXPENSES   ANNUAL OPERATING
                    FUND NAME                   ADMIN FEE A      (12B-1) FEE    OTHER EXPENSES B       C            EXPENSES
-------------------------------------------- ------------------ -------------- ------------------- ------------ ------------------
-------------------------------------------- ------------------ -------------- ------------------- ------------ ------------------
JNL/Mellon Capital Management DowSM 10         0.44%              0.20%          0.03%               0.00%           0.67%
-------------------------------------------- ------------------ -------------- ------------------- ------------ ------------------
-------------------------------------------- ------------------ -------------- ------------------- ------------ ------------------
JNL/Mellon Capital Management S&P(R) 10        0.44%              0.20%          0.01%               0.00%           0.65%
-------------------------------------------- ------------------ -------------- ------------------- ------------ ------------------

* Under CONTRACT CHARGES, with the subsection entitled "GUARANTEED MINIMUM ACCUMULATION BENEFIT ("GMAB") CHARGE," in the second paragraph, following the first sentence, please add the following.

         The actual deduction of the charge will be reflected in your quarterly statement.

* Under ACCESS TO YOUR MONEY, with the subsection entitled "5% FOR LIFE GUARANTEED MINIMUM WITHDRAWAL BENEFIT WITH BONUS AND ANNUAL STEP-UP ("LIFEGUARD ADVANTAGE")," please replace the text box within the BONUS subsection with the following.

       -------------------------------------------------------------------------

       The bonus equals 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) and is based on a sum that may vary after this GMWB is added to the Contract (the "Bonus Base"), as described immediately below.

               * WHEN THIS GMWB IS ADDED TO THE CONTRACT, the Bonus Base equals the GWB.

               * WITH A WITHDRAWAL, if that withdrawal, and all prior withdrawals in the current Contract Year, exceeds the greater of the GAWA and the RMD, as applicable, then the Bonus Base is set to the lesser of the GWB after, and the Bonus Base before, the withdrawal. Otherwise, there is no adjustment to the Bonus Base with withdrawals.

                              * All withdrawals count, including: systematic withdrawals; RMDs for certain tax-qualified Contracts; withdrawals of asset allocation and advisory fees; and free withdrawals under the Contract.

                              * A withdrawal in a Contract Year during the Bonus Period (defined below) precludes a bonus for that Contract Year.

               * WITH A PREMIUM PAYMENT, the Bonus Base increases by the amount of the premium net of any applicable premium taxes.

               * WITH ANY STEP-UP (IF THE GWB INCREASES UPON STEP-UP), the Bonus Base is set to the greater of the GWB after, and the Bonus Base before, the Step-Up.

       THE BONUS BASE CAN NEVER BE MORE THAN $5 MILLION.

       The Bonus is available for a limited time (the "Bonus Period"). The Bonus Period runs from the date this GMWB is added to the Contract through the earliest of:

               * The tenth Contract Anniversary after the effective date of the endorsement;

               * The Contract Anniversary on or immediately following the Owner's (if joint Owners, the oldest Owner's) 81st birthday; or

               *    The date Contract Value is zero.

       Spousal continuation of a Contract with this GMWB does not affect the Bonus Period; Contract Anniversaries are based on the Contract's Issue Date.

       The bonus is applied at the end of each Contract Year during the Bonus Period, if there have been no withdrawals during that Contract Year. When the bonus is applied:

               * The GWB is recalculated, increasing by 6% (5% if this GMWB is added to the Contract PRIOR TO APRIL 30, 2007) of the Bonus Base.

               * The GAWA is then recalculated, equaling the greater of 5% of the new GWB and the GAWA before the bonus.

       Applying the bonus to the GWB does not affect the Bonus Base.
       -------------------------------------------------------------------------

*Under APPENDIX C, please replace Example 8 with the following.

EXAMPLE 8: UPON APPLICATION OF THE GUARANTEED WITHDRAWAL BALANCE BONUS, YOUR GWB AND GAWA ARE RE-DETERMINED. (THIS EXAMPLE ONLY APPLIES IF YOUR ENDORSEMENT CONTAINS A GUARANTEED WITHDRAWAL BALANCE BONUS PROVISION.)

     + Example 8a: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $100,000, your bonus is 6%, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $106,000, which is equal to your GWB plus 6% of your bonus base ($100,000 + $100,000*0.06 = $106,000).

          * Your GAWA for the next year is recalculated to equal $5,300, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or 2) 5% of your new GWB ($106,000*0.05 =
               $5,300).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($106,000 / $5,300 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     + Example 8b: If at the end of a Contract Year in which you have taken no withdrawals, your GWB is $90,000, your bonus is 6%, your bonus base is $100,000, and your GAWA is $5,000:

          * Your new GWB is recalculated to equal $96,000, which is equal to your GWB plus 6% of your bonus base ($90,000 + $100,000*0.06 = $96,000).

          * Your GAWA for the next year remains $5,000, which is the greater of 1) your GAWA prior to the application of the bonus ($5,000) or
               2) 5% of your new GWB ($96,000*0.05 = $4,800).

          * After the application of the bonus, if you continued to take annual withdrawals equal to your GAWA, it would take an additional 20 years to deplete your GWB ($96,000 / $5,000 per year = 20 years), provided that there are no further adjustments made to your GWB or your GAWA (besides the annual reduction of your GWB by the amount of the withdrawal) and that the withdrawals are taken prior to the Latest Income Date. However, if you have elected a For Life GMWB and the For Life Guarantee is in effect, withdrawals equal to your GAWA could continue for the rest of your life (or in the case of Joint Owners, until the first death of the Joint Owners or until the death of the last surviving Covered Life if your endorsement is a For Life GMWB with Joint Option), even beyond 20 years, provided that the withdrawals are taken prior to the Latest Income Date.

     +    Notes:

          * Your bonus base is not recalculated upon the application of the bonus to your GWB.

(To be used with VC4224 05/07)

                                                                     V6141 06/07